Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Panagram BBB-B CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Panagram BBB-B CLO ETF NAV
Average Annual Return, Percent	13.17%	14.42%
Panagram BBB-B CLO ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Panagram BBB-B CLO ETF Market
Average Annual Return, Percent	12.97%	14.61%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	3.67%
JP Morgan CLO High Quality Mezzanine Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan CLO High Quality Mezzanine Index Total Return
Average Annual Return, Percent	14.60%	15.38%